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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [_]; Amendment Number: ________
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
       This Amendment (Check only one.):     [_] is a restatement.
                                             [_] adds new holdings entries.
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Institutional Investment Manager Filing this Report:

Name:     TB Alternative Assets Ltd.
          ---------------------------------
Address:  Rm 1206, One Lujiazui
          ---------------------------------
          68 Yincheng (c) Road, Pudong,
          ---------------------------------
          Shanghai, People's Republic of China
          ---------------------------------

Form 13F File Number: 28-13681

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Shujun Li
        ---------------
Title:  Director
        ---------------
Phone:  86-21-50106156
        ---------------

Signature, Place, and Date of Signing:

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
     /s/Shujun Li    Shanghai, People's Republic of China    July 29, 2011
     -------------   ------------------------------          -------------
     [Signature]               [City, State]                    [Date]
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Report Type (Check only one.):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         ------------

Form 13F Information Table Entry Total:           13
                                         ------------

Form 13F Information Table Value Total:     $129,836
                                         ------------
                                         (thousands)


List of Other Included Managers:

None.

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                          FORM 13F INFORMATION TABLE

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    COLUMN 1       COLUMN 2  COLUMN 3   COLUMN 4      COLUMN 5        COLUMN 6    COLUMN 7        COLUMN 8
     --------      --------   --------  --------       --------        --------   --------         --------

                   TITLE OF              VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER
 NAME OF ISSUER     CLASS      CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS    SOLE    SHARED  NONE
  --------------   --------    -----    --------  -------  ---  ----  ----------  --------    ----    ------  ----

CHINA REAL ESTATE    ADR     16948Q103    2,438    341,484 SH          DEFINED                341,484
INFO CORP

FOCUS MEDIA HLDG   SPON ADR  34415V109   52,397  1,684,800 SH          DEFINED              1,684,800
LTD

NOAH HLDGS LTD     SPON ADS  65487X102      112     10,000 SH          DEFINED                 10,000

CHINDEX              COM     169467107    6,987    512,994 SH          DEFINED                512,994
INTERNATIONAL
INC

AIRMEDIA GROUP     SPON ADR  009411109      129     40,398 SH          DEFINED                 40,398
INC

VISIONCHINA        SPON ADR  92833U103    5,957  2,104,886 SH          DEFINED              2,104,886
MEDIA INC

CNINSURE INC       SPON ADR  18976M103    1,455     98,769 SH          DEFINED                 98,769

CHEMSPEC INTL LTD    ADR     163868102       57      7,858 SH          DEFINED                  7,858
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

SINA CORP      ORD     G81477104   3,123    30,000 SH    DEFINED       30,000

CTRIP COM    AMERICAN  22943F100   5,931   137,679 SH    DEFINED      137,679
INTL LTD     DEP SHS

HOME INNS &  SPON ADR  43713W107   9,964   261,947 SH    DEFINED      261,947
HOTELS
MGMT INC

NEW          SPON ADR  647581107   7,820    70,000 SH    DEFINED       70,000
ORIENTAL
ED & TECH
GRP I

QIHOO 360      ADS     74734M109  33,466 1,724,138 SH    DEFINED    1,724,138
TECHNOLOGY
CO LTD
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